Redeemable Noncontrolling Interest	9 Months Ended
Sep. 30, 2011
Redeemable Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

Note 6: Redeemable Noncontrolling Interest

The following table presents a summary of the redeemable noncontrolling interest activity:

	Nine months ended September 30,
(in millions)	2011	2010
Balance as of January 1,	$28.1	$226.9
Distributions	(23.8)	(19.3)
Share of income	22.7	26.4
Purchase of noncontrolling interests	—	(213.3)
Adjustment to redemption value of redeemable noncontrolling interest	18.9	7.0
Other	—	0.1

Balance as of September 30,	$45.9	$27.8